Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Movements by Class of Provision [text block table]

Movements by Class of Provisions

in € m.	Home Savings Business	Operational Risk	Civil Litigations	Regulatory Enforcement	Re- structuring	Mortgage Repurchase Demands	Other	Total [1]
Balance as of January 1, 2016	1,132	315	1,418	4,048	656	409	922	8,900
Changes in the group of consolidated companies	0	(0)	0	0	(8)	0	(66)	(74)
New provisions	213	123	1,192	1,616	535	25	582	4,286
Amounts used	213	23	403	82	333	273	545	1,872
Unused amounts reversed	37	93	278	34	110	10	131	693
Effects from exchange rate fluctuations/ Unwind of discount	(36)	0	12	84	4	13	5	82
Transfers	0	(13)	72	(24)	(1)	0	(31)	3
Balance as of December 31, 2016	1,059	309	2,014	5,607	741	164	735	10,629
Changes in the group of consolidated companies	0	0	(5)	(0)	(1)	0	5	(1)
New provisions	194	84	745	306	601	0	847	2,778
Amounts used	169	53	1,611	3,576	458	71	688	6,626
Unused amounts reversed	16	49	134	711	182	0	118	1,210
Effects from exchange rate fluctuations/ Unwind of discount	28	(15)	(86)	(575)	(4)	(20)	(18)	(690)
Transfers	14	(2)	193	(153)	(0)	0	3	56
Balance as of December 31, 2017	1,110	275	1,115	897	696	73	766	4,934

[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 20 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.